Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - IBOR Reform [member] £ in Millions	Dec. 31, 2020 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 12,688,971
GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,606,513
USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	6,636,284
EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,082,190
JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,940,722
CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	179,305
Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	243,957
OTC | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	4,708,416
OTC | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	596,564
OTC | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,832,339
OTC | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	457,844
OTC | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	754,206
OTC | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	25,681
OTC | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	41,782
OTC | Foreign exchange derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	870,903
OTC | Foreign exchange derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	155,285
OTC | Foreign exchange derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	589,332
OTC | Foreign exchange derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
OTC | Foreign exchange derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	93,108
OTC | Foreign exchange derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	31,257
OTC | Foreign exchange derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,921
OTC | Equity and stock index derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	14,896
OTC | Equity and stock index derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,845
OTC | Equity and stock index derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	7,946
OTC | Equity and stock index derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	544
OTC | Equity and stock index derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,929
OTC | Equity and stock index derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	491
OTC | Equity and stock index derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,141
Cleared by central counterparty | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	6,458,375
Cleared by central counterparty | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,552,637
Cleared by central counterparty | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,872,962
Cleared by central counterparty | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	623,802
Cleared by central counterparty | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,091,479
Cleared by central counterparty | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	119,382
Cleared by central counterparty | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	198,113
Exchange traded derivatives | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	636,381
Exchange traded derivatives | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	300,182
Exchange traded derivatives | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	333,705
Exchange traded derivatives | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
Exchange traded derivatives | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
Exchange traded derivatives | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,494
Exchange traded derivatives | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 0